Other Receivable and Prepayments (Details) - Schedule of other receivable and prepayments - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Schedule Of Other Receivable And Prepayments Abstract
VAT receivable		$ 573,923	$ 221,448
Prepaid expenses	$ 247,741	57,543		$ 223,490	$ 1,284,586	$ 289,463	$ 289,463
Due from related parties	81,013	57,550		110,502	92,553	86,142	86,142
Deposits	21,537	15,526	10,352	320,475	342,921	99,660	99,660
Advance paid to suppliers and contractors		136,129	13,028
Total	$ 393,869	$ 840,671	$ 244,828	$ 724,093	$ 1,876,169	$ 1,131,868	$ 1,131,868